Cover	Oct. 29, 2020	Aug. 05, 2020
Cover [Abstract]
Document Period End Date		Oct. 29, 2020
Document Type		8-K
Entity File Number		1-12162
Entity Information [Line Items]
Entity Registrant Name	BORGWARNER INC.
Entity Address, Postal Zip Code		48326
Entity Address, Address Line One		3850 Hamlin Road,
Entity Address, City or Town		Auburn Hills,
Entity Address, State or Province		MI
City Area Code		248
Local Phone Number		754-9200
Entity Emerging Growth Company		false
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Central Index Key		0000908255
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		13-3404508
Common Stock
Entity Information [Line Items]
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		BWA
Security Exchange Name		NYSE
Senior Notes Due November 2022 | Senior Notes
Entity Information [Line Items]
Title of 12(b) Security		1.80% Senior Notes due 2022
Trading Symbol		BWA22
Security Exchange Name		NYSE